Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	18 Months Ended
	Jul. 02, 2024 [1]	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025
SMI 3Fourteen Full-Cycle Trend ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,583	$ 10,852	$ 10,184
S&P® 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,814	$ 11,485	$ 12,748

[1]	Inception